--------------------------------------------------------------------------------

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                            LAKE SHORE BALANCED FUND


                                  ANNUAL REPORT
                                December 31, 1998



    INVESTMENT ADVISER                                    ADMINISTRATOR
    ------------------                                    -------------
LAKE SHORE FUND GROUP, LLC                       COUNTRYWIDE FUND SERVICES, INC.
   8280 Montgomery Road                                 312 Walnut Street
         Suite 302                                        P.O. Box 5354
  Cincinnati, Ohio 45236                           Cincinnati, Ohio 45201-5354
      1.513.794.1440                                     1.800.266.9532

--------------------------------------------------------------------------------

                                     [LOGO]
                                   LAKE SHORE
                                ---------------
                                FAMILY OF FUNDS

    INVESTMENT ADVISER                                  SHAREHOLDER SERVICES
    ------------------                                  --------------------
LAKE SHORE FUND GROUP, LLC                           Lake Shore Family of Funds
   8280 Montgomery Road                                     P.O. Box 5354
         Suite 302                                   Cincinnati, Ohio 45201-5354
  Cincinnati, Ohio 45236                                    (800) 266.9532
      (513) 794.1440


Dear Fellow Shareholders,

The Lake Shore Balanced Fund began operations in June of 1998 during what we considered to be an investment environment which had greater than average risk. Consequently, the Fund was held in riskless cash and cash equivalents until our equity market work suggested that risk was reduced.

Major market averages rallied into July, but there was a significant degree of deterioration in the broad market. Measures of stocks advancing in price versus those declining in price, and stocks moving to new 52-week highs, failed to confirm the advances in stock indices, and highlighted the narrowness of the rise. When Russia defaulted on its treasury debt in August, a crisis ensued. A large U.S. hedge fund, which had employed greater than usual leverage, threatened the liquidity of the worldwide financial system as its positions had to be unwound, and led to fears of a worldwide recession. At this point, the market sell-off began in earnest.

In response to these events, investors quickly shifted funds into short-term securities, driving interest rates on Treasury bills down. This was followed by the Federal Reserve's move to lower the discount rate and inject funds into the system, as they orchestrated a bailout of the above-mentioned hedge fund. This improving monetary environment, in conjunction with the lower equity prices, resulted in a more favorable outlook for stocks, and our Fund entered the market in late October.

Major market sell-offs have shown a tendency to occur every four years, and the decline into October fell within this time frame, suggesting that a sustained rally may follow. In addition, two consecutive discount rate cuts by the Federal Reserve have historically had positive ramifications for stocks. Since 1914, there have been 19 of these instances, and the S&P 500 Index rose 18 times for an average gain of 30.3% over the next twelve months.

Clearly, the advance from the October lows has been rather narrow, with investors concentrating on large-cap growth stocks, and there remain fundamental and technical concerns. Valuations were already at the higher end of their historic range when the rally began, and sentiment quickly shifted to the positive side and remains extremely high (it is more beneficial for there to be a higher degree of skepticism). On the other hand, the Federal Reserve is maintaining its accommodating stance, providing plenty of liquidity for the market, and stock buying by corporate "insiders" has been high, traditionally a good sign for the market.

After a significant decline in interest rates resulting from an international flight-to-quality, yields have moved higher and, at the present time, are indicating that further declines are not on the horizon. As a result, we have maintained the fixed-income portion of the Fund in short-term instruments until we see a better opportunity to invest in longer maturities.

The accompanying graph compares the performance of a hypothetical $10,000 investment in the Fund relative to the S&P 500 Index, an unmanaged, capitalization-weighted index of 500 large common stocks. The initial investment figure for the Fund is adjusted for the 5% maximum sales load applicable to share purchases. Through December 31, 1998, the Fund's total return since inception (excluding the impact of applicable sales loads) was 9.98% versus 18.61% for the S&P 500 Index.

If you have any questions, please feel free to call us at (513)-794-1440.

Sincerely,

/s/ Gregory J. Bauer

Gregory J. Bauer, CFA
Chairman
Lake Shore Family of Funds

   Comparison of the Change in Value of a $10,000 Investment in the Lake Shore
       Balanced Fund, the S&P 500 Index and the Lipper Balanced Fund Index

                            LAKE SHORE BALANCED FUND:
                            -------------------------

                                     MONTHLY
                DATE                  RETURN              BALANCE
                ----                  ------              -------
              06/30/98                                     9,500
              07/31/98                 0.40%               9,538
              08/31/98                 0.40%               9,576
              09/30/98                 0.10%               9,586
              10/31/98                 2.08%               9,785
              11/30/98                 2.14%               9,994
              12/31/98                 4.54%              10,448

                                 S&P 500 INDEX:
                                 --------------

                                   MONTHLY
                DATE                RETURN                BALANCE
                ----                ------                -------
              06/30/98                                    10,000
              07/31/98              -1.07%                 9,894
              08/31/98             -14.46%                 8,463
              09/30/98               6.41%                 9,005
              10/31/98               8.13%                 9,738
              11/30/98               6.06%                10,328
              12/31/98               5.76%                10,923

                            LIPPER BALANCED FUND INDEX:
                           ---------------------------

                                   MONTHLY
                DATE                RETURN                BALANCE
                ----                ------                -------
              06/30/98                                    10,000
              07/31/98              -1.17%                 9,883
              08/31/98              -8.62%                 9,031
              09/30/98               4.32%                 9,421
              10/31/98               3.74%                 9,774
              11/30/98               3.66%                10,131
              12/31/98               3.69%                10,505

                           --------------------------
                            Lake Shore Balanced Fund
                                  Total Return
                           Since Inception*     4.48%
                           --------------------------

           Past performance is not predictive of future performance.

             *Initial public offering of shares was June 30, 1998.

                            LAKE SHORE BALANCED FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998

ASSETS
      Investment securities, at market value (Cost $156,153)           $ 170,330
      Dividends receivable                                                   358
      Receivable from Adviser (Note 4)                                     4,470
      Organization expenses, net (Note 2)                                 19,949
      Other assets                                                         2,536
                                                                       ---------
           TOTAL ASSETS                                                  197,643
                                                                       ---------
LIABILITIES
      Payable to affiliates (Note 4)                                       4,200
      Other accrued expenses and liabilities                               1,953
                                                                       ---------
           TOTAL LIABILITIES                                               6,153
                                                                       ---------

NET ASSETS                                                             $ 191,490
                                                                       =========
NET ASSETS CONSIST OF:
Paid-in capital                                                        $ 177,306
Undistributed net investment income                                            2
Accumulated net realized gains from security transactions                      5
Net unrealized appreciation on investments                                14,177
                                                                       ---------
NET ASSETS                                                             $ 191,490
                                                                       ---------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                  17,456
                                                                       =========
Net asset value and redemption price per share (Note 2)                $   10.97
                                                                       =========
Maximum offering price per share (Note 2)                              $   11.55
                                                                       =========

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                             STATEMENT OF OPERATIONS

                   For the Period Ended December 31, 1998 (a)


INVESTMENT INCOME
       Dividends                                                      $   1,391
                                                                      ---------
EXPENSES
       Accounting services fees (Note 4)                                 12,000
       Transfer agent fees (Note 4)                                       7,200
       Insurance expense                                                  6,188
       Administrative services fees (Note 4)                              6,000
       Registration fees                                                  4,294
       Amortization of organization expenses (Note 2)                     2,217
       Postage and supplies                                               2,098
       Trustees' fees and expenses                                        1,762
       Custodian fees                                                     1,400
       Investment advisory fees (Note 4)                                    456
       Shareholder report costs                                             408
       Pricing costs                                                        100
                                                                      ---------
                   TOTAL EXPENSES                                        44,123
       Fees waived and expenses reimbursed by the Adviser (Note 4)      (43,219)
                                                                      ---------
                   NET EXPENSES                                             904
                                                                      ---------

NET INVESTMENT INCOME                                                       487
                                                                      ---------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
       Net realized gains from security transactions                          5
       Net increase in unrealized appreciation on investments            14,177
                                                                      ---------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         14,182
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $  14,669
                                                                      =========

(a) Represents the period from the initial public offering of shares (June 30, 1998) through December 31, 1998.

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Period Ended December 31, 1998 (a)


FROM OPERATIONS:
      Net investment income                                           $     487
      Net realized gains from security transactions                           5
      Net increase in unrealized appreciation on investments             14,177
                                                                      ---------
Net increase in net assets from operations                               14,669
                                                                      ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                           (485)
                                                                      ---------
FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                         175,821
      Net asset value of shares issued in
           reinvestment of distributions to shareholders                    485
                                                                      ---------
Net increase in net assets from capital share transactions              176,306
                                                                      ---------

TOTAL INCREASE IN NET ASSETS                                            190,490

NET ASSETS:
      Beginning of period (Note 1)                                        1,000
                                                                      ---------
      End of period                                                   $ 191,490
                                                                      =========

UNDISTRIBUTED NET INVESTMENT INCOME                                   $       2
                                                                      =========

CAPITAL SHARE ACTIVITY:
      Shares sold                                                        17,312
      Shares issued in reinvestment of
         distributions to shareholders                                       44
                                                                      ---------
      Net increase in shares outstanding                                 17,356
      Shares outstanding, beginning of period (Note 1)                      100
                                                                      ---------
      Shares outstanding, end of period                                  17,456
                                                                      =========

(a) Represents the period from the initial public offering of shares (June 30, 1998) through December 31, 1998.

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                Throughout the Period Ended December 31, 1998 (a)


Net asset value at beginning of period                             $   10.00
                                                                   ---------
Income from investment operations:
      Net investment income                                             0.03
      Net realized and unrealized gains on investments                  0.97
                                                                   ---------
Total from investment operations                                        1.00
                                                                   ---------

Dividends from net investment income                                   (0.03)
                                                                   ---------

Net asset value at end of period                                   $   10.97
                                                                   =========

Total return (b)                                                        9.98%
                                                                   =========

Net assets at end of period                                        $ 191,490
                                                                   =========

Ratio of net expenses to average net assets (c)                         1.95%(d)

Ratio of net investment income to average net assets                    1.05%(d)

Portfolio turnover rate                                                    0%


(a) Represents the period from the initial public offering of shares (June 30, 1998) through December 31, 1998.

(b) Total return shown excludes the effect of applicable sales loads and is not annualized.

(c) Ratio of expenses to average net assets assuming no waiver of fees and reimbursement of expenses by the Adviser was 94.94%(d) (Note 4).

(d)  Annualized.

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998

                                                                       Market
 Shares                                                                 Value
--------                                                             ----------
           COMMON STOCKS - 52.5%
           TECHNOLOGY - 16.8%
      45        AT&T Corp.                                           $    3,386
      85        Apple Computer, Inc.*                                     3,480
      60        Comcast Corp.                                             3,521
      45        Dell Computer Corp.*                                      3,293
      45        EMC Corp.*                                                3,825
      20        IBM Corp.                                                 3,695
      35        Lucent Technologies, Inc.                                 3,850
     110        Unisys Corp.*                                             3,788
      30        United Technologies Corp.                                 3,263
                                                                     ----------
                                                                         32,101
                                                                     ----------
           CONSUMER, NON-CYCLICAL - 8.8%
      25        Bristol-Myers Squibb Co.                                  3,345
      45        Guidant Corp.                                             4,961
      50        Heinz (H.J.) Co.                                          2,831
      20        Merck & Co., Inc.                                         2,954
     100        Sara Lee Corp.                                            2,819
                                                                     ----------
                                                                         16,910
                                                                     ----------
           CONSUMER, CYCLICAL - 6.2%
      37        DaimlerChrysler AG*                                       3,554
      80        Ford Motor Co.                                            4,695
      45        Wal-Mart Stores, Inc.                                     3,665
                                                                     ----------
                                                                         11,914
                                                                     ----------
           ENERGY - 5.7%
      35        Chevron Corp.                                             2,903
      40        Exxon Corp.                                               2,925
     145        Occidental Petroleum Corp.                                2,447
      50        Texaco, Inc.                                              2,643
                                                                     ----------
                                                                         10,918
                                                                     ----------
           BASIC MATERIALS - 5.1%
      45        Georgia-Pacific Group                                     2,635
      40        Georgia-Pacific Timber Group                                953
      65        International Paper Co.                                   2,913
      65        Weyerhaeuser Co.                                          3,303
                                                                     ----------
                                                                          9,804
                                                                     ----------

                            LAKE SHORE BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998

                                                                       Market
 Shares                                                                 Value
--------                                                             ----------
           COMMON STOCKS - 52.5%
           FINANCIAL SERVICES - 4.8%
      40        Associates First Capital Corp. - Class A             $    1,695
      60        Paychex, Inc.                                             3,086
      60        Providian Financial Corp.                                 4,500
                                                                     ----------
                                                                          9,281
                                                                     ----------
           INDUSTRIAL - 3.2%
     130        Waste Management, Inc.                                    6,062
                                                                     ----------
           CONGLOMERATES - 1.9%
      35        General Electric Co.                                      3,572
                                                                     ----------

           TOTAL COMMON STOCKS (COST $86,385)                           100,562
                                                                     ----------

           MONEY MARKETS - 36.4%
  69,768        Star Treasury Fund (Cost $69,768)                        69,768
                                                                     ----------

           TOTAL INVESTMENT SECURITIES (COST $156,153) - 88.9%          170,330

           OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1%                 21,160
                                                                     ----------

           NET ASSETS - 100.0%                                       $  191,490
                                                                     ==========

           * Non-income producing security.

           See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers two separate series of shares to investors: the Equity Fund and the Balanced Fund (individually, a Fund and, collectively, the Funds). The Trust was capitalized on December 23, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The initial public offering of shares of the Balanced Fund commenced on June 30, 1998. The Balanced Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Balanced Fund seeks long-term growth of capital and current income by investing in a balanced portfolio of common stocks, U.S. Treasury obligations and money market instruments.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Balanced Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years as of December 31, 1998. Effective January 1, 1999, the Fund intends to adopt the provisions of AICPA Statement of Position 98-5, "Reporting for the Costs of Start-Up Activities." In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 1998, net unrealized appreciation on investments was $14,177 for federal income tax purposes, of which $15,209 related to appreciated securities and $1,032 related to depreciated securities based on a federal income tax cost basis of $156,153.

3.   INVESTMENT TRANSACTIONS

During the period ended  December 31, 1998,  cost of purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $86,385 and $0, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the period ended December 31, 1998, the Adviser waived its entire advisory fee of $456 and reimbursed the Fund for $42,763 of other operating expenses.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. For these services, the Underwriter earned $917 from underwriting commissions on the sale of shares during the period ended December 31, 1998.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the period ended December 31, 1998, the Fund incurred no such expenses under the Plan.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Lake Shore Balanced Fund and
The Trustees of Lake Shore Family of Funds

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Lake Shore Balanced Fund (one of the funds of the Lake Shore Family of Funds ) as of December 31, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period from June 30, 1998 (date of initial public offering of shares) through December 31, 1998. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financig hlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and fincial highlights referred to above present fairly, in all material respects, the financial position of the Lake Shore Balanced Fund of the Lake Shore Family of Funds as of December 31, 1998, and the results of its operations and financial highlights for the period from June 30, 1998 through December 31, 1998, in conformity with generally accepted accounting principles.


                                        /s/ Joseph Decosimo and Company, PLL

                                        Joseph Decosimo and Company, PLL

Cincinnati, Ohio
January 15, 1999

--------------------------------------------------------------------------------

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                             LAKE SHORE EQUITY FUND


                                  ANNUAL REPORT
                                December 31, 1998



    INVESTMENT ADVISER                                    ADMINISTRATOR
    ------------------                                    -------------
LAKE SHORE FUND GROUP, LLC                       COUNTRYWIDE FUND SERVICES, INC.
   8280 Montgomery Road                                 312 Walnut Street
         Suite 302                                        P.O. Box 5354
  Cincinnati, Ohio 45236                           Cincinnati, Ohio 45201-5354
      1.513.794.1440                                     1.800.266.9532

--------------------------------------------------------------------------------

                                     [LOGO]
                                   LAKE SHORE
                                ---------------
                                FAMILY OF FUNDS

    INVESTMENT ADVISER                                  SHAREHOLDER SERVICES
    ------------------                                  --------------------
LAKE SHORE FUND GROUP, LLC                           Lake Shore Family of Funds
   8280 Montgomery Road                                     P.O. Box 5354
         Suite 302                                   Cincinnati, Ohio 45201-5354
  Cincinnati, Ohio 45236                                    (800) 266.9532
      (513) 794.1440

Dear Fellow Shareholders,

The Lake Shore Equity Fund began operations in March of 1998 during what we considered to be an investment environment which had greater than average risk. Consequently, one-third of the Fund was held in riskless cash and cash equivalents until our equity market analysis suggested that risk was reduced.

Major market averages rallied into July, but there was a significant degree of deterioration in the broad market. Measures of stocks advancing in price versus those declining in price, and stocks moving to new 52-week highs, failed to confirm the advances in stock indices, and highlighted the narrowness of the rise. When Russia defaulted on its treasury debt in August, a crisis ensued. A large U.S. hedge fund, which had employed greater than usual leverage, threatened the liquidity of the worldwide financial system as its positions had to be unwound, and led to fears of a worldwide recession. At this point, the market sell-off began in earnest.

In response to these events, investors quickly shifted funds into short-term securities, driving interest rates on Treasury bills down. This was followed by the Federal Reserve's move to lower the discount rate and inject funds into the system, as they orchestrated a bailout of the above-mentioned hedge fund. This improving monetary environment, in conjunction with lower equity prices, resulted in a more favorable outlook for stocks, and our Fund moved to an essentially fully invested position in early December.

Major market sell-offs have shown a tendency to occur every four years, and the decline into October fell within this time frame, suggesting that a sustained rally may follow. In addition, two consecutive discount rate cuts by the Federal Reserve have historically had positive ramifications for stocks. Since 1914, there have been 19 of these instances, and the S&P 500 Index rose 18 times for an average gain of 30.3% over the next twelve months.

Clearly, the advance from the October lows has been rather narrow, with investors concentrating on large-cap growth stocks, and there remain fundamental and technical concerns. Valuations were already at the higher end of their historic range when the rally began, and sentiment quickly shifted to the positive side and remains extremely high (it is more beneficial for there to be a higher degree of skepticism). On the other hand, the Federal Reserve is maintaining its accommodating stance, providing plenty of liquidity for the market, and stock buying by corporate "insiders" has been high, traditionally a good sign for the market.

Corrections in the market are to be expected, particularly given the strong surge that occurred during the fourth quarter, but we are maintaining our fully invested posture.

The accompanying graph compares the performance of a hypothetical $10,000 investment in the Fund relative to the S&P 500 Index, an unmanaged, capitalization-weighted index of 500 large common stocks. The initial investment figure for the Fund is adjusted for the 5% maximum sales load applicable to share purchases. Through December 31, 1998, the Fund's total return since its March 2 inception (excluding the impact of applicable sales loads) was 11.34% versus 18.61% for the S&P 500 Index.

If you have any questions, please feel free to call us at (513)-794-1440.

Sincerely,

/s/ Gregory J. Bauer

Gregory J. Bauer, CFA
Chairman
Lake Shore Family of Funds

        Comparison of the Change in Value of a $10,000 Investment in the Lake Shore Equity Fund and the S&P 500 Index

                             LAKE SHORE EQUITY FUND
                             ----------------------

                                       MONTHLY
                DATE                   RETURN             BALANCE
              03/02/98                                     9,500
              03/31/98                  1.40%              9,633
              04/30/98                  0.79%              9,709
              05/31/98                 -0.98%              9,614
              06/30/98                  0.77%              9,688
              07/31/98                 -1.58%              9,535
              08/31/98                 -6.11%              8,952
              09/30/98                  3.02%              9,223
              10/31/98                  3.53%              9,548
              11/30/98                  2.91%              9,825
              12/31/98                  7.65%             10,578

                                  S&P 500 INDEX
                                  -------------

                                       MONTHLY
                DATE                   RETURN             BALANCE
              03/02/98                                    10,000
              03/31/98                  5.12%             10,512
              04/30/98                  1.01%             10,618
              05/31/98                 -1.72%             10,435
              06/30/98                  4.06%             10,859
              07/31/98                 -1.07%             10,744
              08/31/98                -14.46%              9,190
              09/30/98                  6.41%              9,779
              10/31/98                  8.13%             10,574
              11/30/98                  6.06%             11,215
              12/31/98                  5.76%             11,861

                            ------------------------
                             Lake Shore Equity Fund
                                  Total Return
                            Since Inception*   5.78%
                            ------------------------

           Past performance is not predictive of future performance.

             *Initial public offering of shares was March 2, 1998.

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1998


ASSETS
      Investment securities, at market value (Cost $1,373,647)      $ 1,544,689
      Cash                                                                   35
      Dividends receivable                                                1,999
      Receivable from Adviser (Note 4)                                   26,718
      Organization expenses, net (Note 2)                                17,733
      Other assets                                                        3,453
                                                                    -----------
           TOTAL ASSETS                                               1,594,627
                                                                    -----------
LIABILITIES
      Dividends payable                                                      77
      Payable to affiliates (Note 4)                                      4,200
      Other accrued expenses and liabilities                              1,592
                                                                    -----------
           TOTAL LIABILITIES                                              5,869
                                                                    -----------

NET ASSETS                                                          $ 1,588,758
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 1,421,229
Undistributed net investment income                                          13
Accumulated net realized losses from security transactions               (3,526)
Net unrealized appreciation on investments                              171,042
                                                                    -----------
NET ASSETS                                                          $ 1,588,758
                                                                    -----------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                143,745
                                                                    ===========

Net asset value and redemption price per share (Note 2)             $     11.05
                                                                    ===========

Maximum offering price per share (Note 2)                           $     11.63
                                                                    ===========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

                   For the Period Ended December 31, 1998 (a)


INVESTMENT INCOME
       Dividends                                                      $  12,656
                                                                      ---------
EXPENSES
       Accounting services fees (Note 4)                                 18,000
       Transfer agent fees (Note 4)                                      10,800
       Administrative services fees (Note 4)                              9,000
       Insurance expense                                                  6,188
       Custodian fees                                                     6,173
       Investment advisory fees (Note 4)                                  4,838
       Amortization of organization expenses (Note 2)                     4,433
       Registration fees                                                  4,403
       Postage and supplies                                               2,236
       Trustees' fees and expenses                                        1,762
       Pricing costs                                                        435
       Shareholder report costs                                             408
       Distribution expense (Note 4)                                        250
                                                                      ---------
                   TOTAL EXPENSES                                        68,926
       Fees waived and expenses reimbursed by the Adviser (Note 4)      (59,696)
                                                                      ---------
                   NET EXPENSES                                           9,230
                                                                      ---------

NET INVESTMENT INCOME                                                     3,426
                                                                      ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
       Net realized losses from security transactions                    (3,526)
       Net increase in unrealized appreciation on investments           171,042
                                                                      ---------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        167,516
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 170,942
                                                                      =========

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Period Ended December 31, 1998 (a)


FROM OPERATIONS:
      Net investment income                                         $     3,426
      Net realized losses from security transactions                     (3,526)
      Net increase in unrealized appreciation on investments            171,042
                                                                    -----------
Net increase in net assets from operations                              170,942
                                                                    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                         (3,413)
                                                                    -----------
FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                       1,324,065
      Net asset value of shares issued in
           reinvestment of distributions to shareholders                  3,302
      Payment for shares redeemed                                        (5,138)
                                                                    -----------
Net increase in net assets from capital share transactions            1,322,229
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                          1,489,758

NET ASSETS:
      Beginning of period (Note 1)                                       99,000
                                                                    -----------
      End of Period                                                 $ 1,588,758
                                                                    ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                 $        13
                                                                    ===========

CAPITAL SHARE ACTIVITY:
      Shares sold                                                       134,015
      Shares issued in reinvestment of
         distributions to shareholders                                      325
      Shares redeemed                                                      (495)
                                                                    -----------
      Net increase in shares outstanding                                133,845
      Shares outstanding, beginning of period (Note 1)                    9,900
                                                                    -----------
      Shares outstanding, end of period                                 143,745
                                                                    ===========


(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                Throughout the Period Ended December 31, 1998 (a)


Net asset value at beginning of period                            $    10.00
                                                                  ----------
Income from investment operations:
      Net investment income                                             0.08
      Net realized and unrealized gains on investments                  1.05
                                                                  ----------
Total from investment operations                                        1.13
                                                                  ----------

Dividends from net investment income                                   (0.08)
                                                                  ----------

Net asset value at end of period                                  $    11.05
                                                                  ==========

Total return (b)                                                       11.34%
                                                                  ==========

Net assets at end of period                                       $1,588,758
                                                                  ==========

Ratio of net expenses to average net assets (c)                         1.91%(d)

Ratio of net investment income to average net assets                    0.71%(d)

Portfolio turnover rate                                                    4%(d)

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

(b) Total return shown excludes the effect of applicable sales loads and is not annualized.

(c) Ratio of expenses to average net assets assuming no waiver of fees and reimbursement of expenses by the Adviser was 14.24%(d) (Note 4).

(d)  Annualized.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998

                                                                       Market
 Shares                                                                 Value
--------                                                             ----------
           COMMON STOCKS - 93.2%
           TECHNOLOGY - 30.6%
     735        AT&T Corp.                                           $   55,309
   1,360        Apple Computer, Inc. *                                   55,675
     945        Comcast Corp.                                            55,460
     750        Dell Computer Corp.*                                     54,890
     610        EMC Corp.*                                               51,850
     280        IBM Corp.                                                51,730
     535        Lucent Technologies, Inc.                                58,850
   1,600        Unisys Corp.*                                            55,100
     430        United Technologies Corp.                                46,763
                                                                     ----------
                                                                        485,627
                                                                     ----------
           CONSUMER, NON-CYCLICAL - 15.1%
     375        Bristol-Myers Squibb Co.                                 50,179
     530        Guidant Corp.                                            58,433
     785        Heinz (H.J.) Co.                                         44,451
     295        Merck & Co., Inc.                                        43,568
   1,560        Sara Lee Corp.                                           43,972
                                                                     ----------
                                                                        240,603
                                                                     ----------
           ENERGY - 10.9%
     555        Chevron Corp.                                            46,030
     635        Exxon Corp.                                              46,434
   2,305        Occidental Petroleum Corp.                               38,897
     795        Texaco, Inc.                                             42,036
                                                                     ----------
                                                                        173,397
                                                                     ----------
           CONSUMER, CYCLICAL - 9.8%
     355        DaimlerChrysler AG *                                     34,102
   1,220        Ford Motor Co.                                           71,599
     620        Wal-Mart Stores, Inc.                                    50,491
                                                                     ----------
                                                                        156,192
                                                                     ----------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998

                                                                       Market
 Shares                                                                 Value
--------                                                             ----------
           COMMON STOCKS - 93.2%
           BASIC MATERIALS - 8.9%
     575        Georgia-Pacific Group                                $   33,673
     590        Georgia-Pacific Timber Group                             14,049
   1,050        International Paper Co.                                  47,053
     920        Weyerhaeuser Co.                                         46,748
                                                                     ----------
                                                                        141,523
                                                                     ----------
           FINANCIAL SERVICES - 8.4%
     622        Associates First Capital Corp. - Class A                 26,357
     935        Paychex, Inc.                                            48,094
     772        Providian Financial Corp.                                57,900
                                                                     ----------
                                                                        132,351
                                                                     ----------
           INDUSTRIAL - 6.2%
   2,120        Waste Management, Inc.                                   98,845
                                                                     ----------
           CONGLOMERATES - 3.3%
     510        General Electric Co.                                     52,052
                                                                     ----------

           TOTAL COMMON STOCKS (COST $1,309,548)                      1,480,590
                                                                     ----------

           MONEY MARKETS - 4.0%
  64,099        Star Treasury Fund (Cost $64,099)                        64,099
                                                                     ----------


           TOTAL INVESTMENT SECURITIES (COST $1,373,647) - 97.2%      1,544,689

           OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%                  44,069
                                                                     ----------

           NET ASSETS - 100.0%                                       $1,588,758
                                                                     ==========

           * Non-income producing security.

           See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers two separate series of shares to investors: the Equity Fund and the Balanced Fund (individually, a Fund and, collectively, the Funds). The Trust was capitalized on December 23, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The initial public offering of shares of the Equity Fund commenced on March 2, 1998. The Equity Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Equity Fund seeks long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Equity Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 1998, net unrealized appreciation on investments was $171,042 for federal income tax purposes, of which $191,311 related to appreciated securities and $20,269 related to depreciated securities based on a federal income tax cost basis of $1,373,647.

3.   INVESTMENT TRANSACTIONS

During the period ended  December 31, 1998,  cost of purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $1,324,411 and $11,337, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the period ended December 31, 1998, the Adviser waived its entire advisory fee of $4,838 and reimbursed the Fund for $54,858 of other operating expenses.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. For these services, the Underwriter earned $5,885 from underwriting commissions on the sale of shares during the period ended December 31, 1998.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the period ended December 31, 1998, the Fund incurred $250 of expenses under the Plan.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of Lake Shore Equity Fund and
The Trustees of Lake Shore Family of Funds

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Lake Shore Equity Fund (one of the funds of the Lake Shore Family of Funds ) as of December 31, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period from March 2, 1998 (date of initial public offering of shares) through December 31, 1998. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financig hlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and fincial highlights referred to above present fairly, in all material respects, the financial position of the Lake Shore Equity Fund of the Lake Shore Family of Funds as of December 31, 1998, and the results of its operations and financial highlights for the period from March 2, 1998 through December 31, 1998, in conformity with generally accepted accounting principles.


                                        /s/ Joseph Decosimo and Company, PLL

                                        Joseph Decosimo and Company, PLL

Cincinnati, Ohio
January 15, 1999